Income Taxes - Unrecognized Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Gross unrecognized tax benefits at beginning of year	$ 1,112	$ 1,088	$ 2,665
Increases in tax positions for prior years	87	130	16
Decreases in tax positions for prior years	(387)	(33)	(390)
Increases in tax positions for current years	0	182	0
Decreases in tax positions for current years	(167)	0	(54)
Decreases from lapse in statute of limitations	(69)	(255)	(1,149)
Gross unrecognized tax benefits at end of year	$ 576	$ 1,112	$ 1,088